Pruco Life Insurance Company of New Jersey                                               Sun-Jin Moon
Vice President and Assistant Secretary

Pruco Life Insurance Company
  of New Jersey
213 Washington Street
Newark, NJ 07102-2992
(973) 802-9496 fax: (973) 802-9560

March 12, 2013

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:  Pruco Life of New Jersey Variable Insurance Account (File No. 811-03646)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Variable Insurance Account (the “Account”), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2012 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following annual report for the underlying fund:

Filer/Entity:                           The Prudential Series Fund, Inc.
Registration No.:                  811-03623
CIK No.:                                 0000711175
Accession No.:                     0001193125-13-085337
Date of Filing:                        03/01/13

If you have any questions regarding this filing, please contact me at (973) 802-9496.

       Sincerely,

       /s/ Sun-Jin Moon
       Sun-Jin Moon

VIA EDGAR